Note 8 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Investment [Table Text Block]
	December 31
	2020	2019

Sigurd Cayman	$992	$992
EMC	-	3,180

Total	$992	$4,172